Investment in an Equity Investee	12 Months Ended
Jun. 30, 2021
Investment In An Equity Investee [Abstract]
INVESTMENT IN AN EQUITY INVESTEE
10.	INVESTMENT IN AN EQUITY INVESTEE

As of June 30, 2021 and 2020, the Company’s investment in an equity investee was as following:

	June 30, 2021	June 30, 2020
Urban Tea Management Inc. (“Meno”)	$310,000	$210,000
Guokui Management Inc. (“Guokui”)	320,000	-
Chuangyeying Brand Management Co., Ltd. (“CYY”)	394,822	-
Store Master Food Trading Co., Ltd. (“Store Master”)	714,478	-
Less: Share of results of equity investees	(182,287)	(22,245)
	$1,557,013	$187,755

As of June 30, 2021, the Company made investments aggregating $310,000 in Meno, in which the Company and an unrelated third party invested capital of 70% and 30%, respectively, and was entitled to 51% and 49% profit earned from Meno, respectively. Meno did not commence operations until August 1, 2020. The investment was for the purpose of expansion its tea shop chain to overseas market.

On September 23, 2020, the Company entered into a share purchase agreement, pursuant to which the Company agreed to pay $400,000 in cash to acquire 80% of the equity interest in Guokui, in which the Company and other unrelated third party investor were entitled to 51% and 49% profit earned from Guokui, respectively. As of June 30, 2021, the Company made investments aggregating $320,000. The investment was for the purpose of expansion its tea shop chain to overseas market.

In October 2020, the Company, through its WFOE, acquired 51% equity interest in each of CYY and Store Master in cash consideration of $376,462 and $681,252, respectively. In addition, the existing shareholders of CYY and Store Master will be rewarded additional incentives if certain performance targets were met. The Company did not accrue contingent consideration for the acquisition as the Company did not expect such perform targets would be met.

Pursuant to the articles of association of these equity investees, the operating and financing activities shall be unanimously approved by the Company and other shareholders, thus the Company does not control the equity investee but exercised significant influence over the equity investee. In accordance with ASC 323 “Investments — Equity Method and Joint Ventures”, the Company accounted for the investments using equity method.

For the years ended June 30, 2021, 2020, and 2019, the equity investees incurred net loss aggregating $160,911, $22,245 and $nil, respectively.